Fixed Assets	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Fixed Assets

Note 5 Fixed Assets

The carrying basis and accumulated depreciation of fixed assets at December 31, 2021 and 2020 is as follows:

	Useful Lives	December 31, 2021	December 31, 2020
Inventory at 3rd Party Warehouse	5 years	$212,000	0
Equipment in use	5 years	$177,000	$0
Vehicles and Trailers	5 years	60,266	0
Patent Costs	10 years	2,001,000	0
Building improvements	40 years	207,009	0
Less depreciation and amortization		739,815	0
Total fixed assets, net		$1,917,460	0

The Company recorded depreciation expense of $52,871 and $0 for the years ended December 31, 2021, and 2020, respectively.

Note 5 Fixed Assets

The carrying basis and accumulated depreciation of fixed assets at March 31, 2021 and 2020 is as follows:

	Useful Lives	March 31, 2021	March 31, 2020

Equipment in use	5 years	$99,000	$-
Equipment at 3rd party locations	5 years	212,000	-
Building and Improvements	40 years	68,815
Vehicles and trailers	5 years	60,266	-
Less depreciation		(125,704)	-
Total fixed assets, net		$314,377	-

The Company recorded depreciation expense of $55,796 and $-0- for the years ended March 31, 2021 and 2020, respectively.